Intangible assets, royalties and goodwill (FY) (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 19, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales				$ 12,226,000	$ 3,551,000	$ 15,577,000	$ 14,785,000
Amortization expense of intangible assets				$ 0		$ 100,000	0
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives				10 years		10 years
Gross Carrying Amount				$ 14,690,000	0	$ 0
Additions						15,676,000
Adjustments						(986,000)
Gross Carrying Amount				14,690,000		14,690,000	0
Accumulated Amortization				(431,000)		(49,000)
Net Carrying Amount				14,259,000	0	14,641,000	0
Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales	$ 700,000
Licensing Agreements [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Payment of upfront fees in equity		$ 1,000,000	$ 1,000,000
Payment of agreed minimum royalty						600,000
Impairment of intangible assets						$ 900,000
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives						0 years
Gross Carrying Amount				$ 0	0	$ 0
Additions						986,000
Adjustments						(986,000)
Gross Carrying Amount						0	0
Accumulated Amortization						0
Net Carrying Amount						0
Licensing Agreements [Member] | Elvis Presley Hound Dog [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales						$ 0
Customer Relationships [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives				7 years		7 years
Gross Carrying Amount				$ 7,500,000	0	$ 0
Additions						7,500,000
Adjustments						0
Gross Carrying Amount				7,500,000		7,500,000	0
Accumulated Amortization				(306,000)		(35,000)
Net Carrying Amount				$ 7,194,000		$ 7,465,000
Customer Relationships [Member] | Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Estimated useful lives of intangible assets				7 years		7 years
Trade Names [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives				15 years		15 years
Gross Carrying Amount				$ 7,190,000	$ 0	$ 0
Additions						7,190,000
Adjustments						0
Gross Carrying Amount				7,190,000		7,190,000	$ 0
Accumulated Amortization				(125,000)		(14,000)
Net Carrying Amount				$ 7,065,000		$ 7,176,000
Trade Names [Member] | Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Estimated useful lives of intangible assets				15 years		15 years